UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2012

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector All Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Note to shareholders	(Click Here)	Important information about the fund.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Note to shareholders

On March 14, 2012, the Board of Trustees approved a proposal to shareholders to merge Fidelity Advisor® Stock Selector All Cap Fund into Fidelity® Stock Selector All Cap Fund. Shareholders of Fidelity Advisor Stock Selector All Cap Fund are expected to meet on August 15, 2012, to vote on the proposal. If approved, the merger is expected to be completed on or about October 26, 2012.

The note above is not a solicitation of any proxy. More detailed information about the Reorganization will be contained in the proxy statement, which is expected to be available after June 18, 2012.

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class A	1.33%
Actual		$ 1,000.00	$ 1,255.70	$ 7.50
Hypothetical A		$ 1,000.00	$ 1,018.35	$ 6.71
Class T	1.58%
Actual		$ 1,000.00	$ 1,254.30	$ 8.90
Hypothetical A		$ 1,000.00	$ 1,017.10	$ 7.97
Class B	2.10%
Actual		$ 1,000.00	$ 1,251.30	$ 11.82
Hypothetical A		$ 1,000.00	$ 1,014.50	$ 10.58
Class C	2.10%
Actual		$ 1,000.00	$ 1,250.30	$ 11.81
Hypothetical A		$ 1,000.00	$ 1,014.50	$ 10.58
Institutional Class	1.04%
Actual		$ 1,000.00	$ 1,258.10	$ 5.87
Hypothetical A		$ 1,000.00	$ 1,019.80	$ 5.25

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.5	2.1
Procter & Gamble Co.	1.8	2.0
Chevron Corp.	1.7	1.5
British American Tobacco PLC sponsored ADR	1.3	1.0
The Coca-Cola Co.	1.2	1.4
Microsoft Corp.	1.2	0.5
General Electric Co.	1.1	1.4
CVS Caremark Corp.	0.9	0.8
Citigroup, Inc.	0.9	0.8
Exxon Mobil Corp.	0.8	1.6
	14.4
Top Five Market Sectors as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.3	16.6
Financials	14.3	14.2
Energy	11.5	11.2
Health Care	11.2	11.5
Consumer Discretionary	10.5	10.3
At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 16.5% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in the underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	404,011	$ 59,882,445
Fidelity Consumer Staples Central Fund (b)	419,000	64,232,757
Fidelity Energy Central Fund (b)	566,170	70,323,966
Fidelity Financials Central Fund (b)	1,756,050	104,678,112
Fidelity Health Care Central Fund (b)	470,742	70,526,633
Fidelity Industrials Central Fund (b)	417,569	64,547,811
Fidelity Information Technology Central Fund (b)	624,459	120,401,859
Fidelity Materials Central Fund (b)	115,823	20,282,865
Fidelity Telecom Services Central Fund (b)	135,444	16,923,741
Fidelity Utilities Central Fund (b)	207,482	22,800,203
TOTAL EQUITY CENTRAL FUNDS (Cost $501,403,512)		614,600,392
Money Market Central Funds - 0.0%

Fidelity Cash Central Fund, 0.14% (a) (Cost $21,353)	21,353	21,353
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $501,424,865)		614,621,745
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(424,503)
NET ASSETS - 100%		$ 614,197,242
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25
Fidelity Consumer Discretionary Central Fund	481,106
Fidelity Consumer Staples Central Fund	929,620
Fidelity Energy Central Fund	623,149
Fidelity Financials Central Fund	460,468
Fidelity Health Care Central Fund	332,635
Fidelity Industrials Central Fund	536,346
Fidelity Information Technology Central Fund	253,173
Fidelity Materials Central Fund	207,802
Fidelity Telecom Services Central Fund	267,528
Fidelity Utilities Central Fund	388,951
Total	$ 4,480,803
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 51,294,752	$ 1,939,446	$ 8,282,428	$ 59,882,445	6.7%
Fidelity Consumer Staples Central Fund	66,633,590	986,261	13,769,058	64,232,757	7.5%
Fidelity Energy Central Fund	66,398,451	1,466,444	13,061,482	70,323,966	7.6%
Fidelity Financials Central Fund	86,558,503	5,648,408	14,819,206	104,678,112	7.1%
Fidelity Health Care Central Fund	70,699,379	1,255,055	15,556,966	70,526,633	7.0%
Fidelity Industrials Central Fund	59,339,579	537,683	12,877,620	64,547,811	6.9%
Fidelity Information Technology Central Fund	105,369,322	9,195,512	23,233,591	120,401,859	7.2%
Fidelity Materials Central Fund	18,256,588	209,373	3,643,580	20,282,865	6.4%
Fidelity Telecom Services Central Fund	18,411,070	267,528	3,924,233	16,923,741	7.5%
Fidelity Utilities Central Fund	23,608,689	482,180	2,588,032	22,800,203	7.3%
Total	$ 566,569,923	$ 21,987,890	$ 111,756,196	$ 614,600,392
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the pro-rata share of the investments of Fidelity's Equity Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.5%
United Kingdom	3.5%
Switzerland	1.8%
Brazil	1.3%
Netherlands	1.2%
Canada	1.1%
Ireland	1.1%
Others (Individually Less Than 1%)	6.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $501,424,865)		$ 614,621,745
Receivable for investments sold		377,980
Receivable for fund shares sold		195,187
Distributions receivable from Fidelity Central Funds		6
Prepaid expenses		899
Other receivables		40,789
Total assets		615,236,606

Liabilities
Payable for investments purchased	$ 27,861
Payable for fund shares redeemed	350,604
Accrued management fee	351,298
Transfer agent fee payable	135,706
Distribution and service plan fees payable	138,548
Other affiliated payables	19,023
Other payables and accrued expenses	16,324
Total liabilities		1,039,364

Net Assets		$ 614,197,242
Net Assets consist of:
Paid in capital		$ 651,214,990
Distributions in excess of net investment income		(294,399)
Accumulated undistributed net realized gain (loss) on investments		(149,920,229)
Net unrealized appreciation (depreciation) on investments		113,196,880
Net Assets		$ 614,197,242

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($201,117,964 ÷ 9,798,394 shares)	$ 20.53

Maximum offering price per share (100/94.25 of $20.53)	$ 21.78
Class T: Net Asset Value and redemption price per share ($117,137,852 ÷ 5,829,810 shares)	$ 20.09

Maximum offering price per share (100/96.50 of $20.09)	$ 20.82
Class B: Net Asset Value and offering price per share ($14,404,788 ÷ 755,465 shares)A	$ 19.07

Class C: Net Asset Value and offering price per share ($43,733,067 ÷ 2,285,677 shares)A	$ 19.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($237,803,571 ÷ 11,304,263 shares)	$ 21.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 4,480,803

Expenses
Management fee Basic fee	$ 1,713,568
Performance adjustment	538,204
Transfer agent fees	811,866
Distribution and service plan fees	795,460
Accounting fees and expenses	112,862
Custodian fees and expenses	244
Independent trustees' compensation	1,926
Registration fees	61,397
Audit	18,009
Legal	2,539
Miscellaneous	3,388
Total expenses before reductions	4,059,463
Expense reductions	(63,595)	3,995,868
Net investment income (loss)		484,935
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,051
Fidelity Central Funds	11,922,711
Total net realized gain (loss)		11,973,762
Change in net unrealized appreciation (depreciation) on investment securities		125,876,064
Net gain (loss)		137,849,826
Net increase (decrease) in net assets resulting from operations		$ 138,334,761

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Ten months ended September 30, 2011	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 484,935	$ 1,181,849	$ 2,401,728
Net realized gain (loss)	11,973,762	18,230,919	(27,317,341)
Change in net unrealized appreciation (depreciation)	125,876,064	(52,665,501)	137,519,042
Net increase (decrease) in net assets resulting from operations	138,334,761	(33,252,733)	112,603,429
Distributions to shareholders from net investment income	(779,334)	(2,067,093)	-
Distributions to shareholders from net realized gain	(207,649)	-	-
Total distributions	(986,983)	(2,067,093)	-
Share transactions - net increase (decrease)	(89,289,716)	(89,102,625)	(15,787,347)
Total increase (decrease) in net assets	48,058,062	(124,422,451)	96,816,082

Net Assets
Beginning of period	566,139,180	690,561,631	593,745,549
End of period (including distributions in excess of net investment income of $294,399, undistributed net investment income of $0 and undistributed net investment income of $246,014, respectively)	$ 614,197,242	$ 566,139,180	$ 690,561,631

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 J	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 16.37	$ 17.62	$ 14.81	$ 11.26	$ 20.79	$ 18.41	$ 16.27
Income from Investment Operations
Net investment income (loss) E	.01	.03	.07	(.02)	.06	.02	.02
Net realized and unrealized gain (loss)	4.17	(1.24)	2.74	3.65	(9.59)	2.36	2.12
Total from investment operations	4.18	(1.21)	2.81	3.63	(9.53)	2.38	2.14
Distributions from net investment income	(.02)	(.04)	-	(.08)	-	-	-
Net asset value, end of period	$ 20.53	$ 16.37	$ 17.62	$ 14.81	$ 11.26	$ 20.79	$ 18.41
Total Return B,C,D	25.57%	(6.91)%	18.97%	32.42%	(45.84)%	12.93%	13.15%
Ratios to Average Net Assets F,I
Expenses before reductions	1.33% A	1.28% A	1.15%	1.09%	1.17%	1.20%	1.23%
Expenses net of fee waivers, if any	1.33% A	1.28% A	1.15%	1.09%	1.17%	1.20%	1.23%
Expenses net of all reductions	1.31% A	1.26% A	1.14%	1.08%	1.16%	1.19%	1.20%
Net investment income (loss)	.15% A	.20% A	.41%	(.17)%	.38%	.08%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 201,118	$ 168,428	$ 205,797	$ 205,019	$ 192,603	$ 417,442	$ 167,868
Portfolio turnover rate G	7% A	5% A	125% K	236%	171%	139%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended November 30. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 J	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 16.03	$ 17.27	$ 14.55	$ 11.03	$ 20.42	$ 18.13	$ 16.06
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	.03	(.05)	.02	(.03)	(.03)
Net realized and unrealized gain (loss)	4.08	(1.23)	2.69	3.59	(9.41)	2.32	2.10
Total from investment operations	4.07	(1.24)	2.72	3.54	(9.39)	2.29	2.07
Distributions from net investment income	(.01)	-	-	(.02)	-	-	-
Net asset value, end of period	$ 20.09	$ 16.03	$ 17.27	$ 14.55	$ 11.03	$ 20.42	$ 18.13
Total Return B,C,D	25.43%	(7.18)%	18.69%	32.17%	(45.98)%	12.63%	12.89%
Ratios to Average Net Assets F,I
Expenses before reductions	1.58% A	1.53% A	1.40%	1.34%	1.41%	1.43%	1.47%
Expenses net of fee waivers, if any	1.58% A	1.52% A	1.40%	1.34%	1.41%	1.43%	1.47%
Expenses net of all reductions	1.56% A	1.51% A	1.39%	1.33%	1.40%	1.42%	1.45%
Net investment income (loss)	(.10)% A	(.04)% A	.16%	(.42)%	.13%	(.15)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 117,138	$ 106,453	$ 137,132	$ 131,822	$ 120,083	$ 301,521	$ 224,550
Portfolio turnover rate G	7% A	5% A	125% K	236%	171%	139%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended November 30. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 J	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 15.24	$ 16.49	$ 13.96	$ 10.62	$ 19.76	$ 17.64	$ 15.71
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.05)	(.11)	(.06)	(.13)	(.11)
Net realized and unrealized gain (loss)	3.88	(1.16)	2.58	3.45	(9.08)	2.25	2.04
Total from investment operations	3.83	(1.25)	2.53	3.34	(9.14)	2.12	1.93
Net asset value, end of period	$ 19.07	$ 15.24	$ 16.49	$ 13.96	$ 10.62	$ 19.76	$ 17.64
Total Return B,C,D	25.13%	(7.58)%	18.12%	31.45%	(46.26)%	12.02%	12.29%
Ratios to Average Net Assets F,I
Expenses before reductions	2.10% A	2.06% A	1.91%	1.85%	1.93%	1.98%	2.01%
Expenses net of fee waivers, if any	2.10% A	2.05% A	1.91%	1.85%	1.93%	1.98%	2.00%
Expenses net of all reductions	2.08% A	2.03% A	1.90%	1.83%	1.92%	1.98%	1.97%
Net investment income (loss)	(.62)% A	(.57)% A	(.35)%	(.93)%	(.39)%	(.70)%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,405	$ 13,164	$ 18,572	$ 21,422	$ 21,846	$ 60,846	$ 66,973
Portfolio turnover rate G	7% A	5% A	125% K	236%	171%	139%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended November 30. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 J	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 15.30	$ 16.54	$ 14.00	$ 10.66	$ 19.82	$ 17.68	$ 15.74
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	(.05)	(.11)	(.06)	(.12)	(.11)
Net realized and unrealized gain (loss)	3.88	(1.16)	2.59	3.45	(9.10)	2.26	2.05
Total from investment operations	3.83	(1.24)	2.54	3.34	(9.16)	2.14	1.94
Net asset value, end of period	$ 19.13	$ 15.30	$ 16.54	$ 14.00	$ 10.66	$ 19.82	$ 17.68
Total Return B,C,D	25.03%	(7.50)%	18.14%	31.33%	(46.22)%	12.10%	12.33%
Ratios to Average Net Assets F,I
Expenses before reductions	2.10% A	2.04% A	1.90%	1.84%	1.90%	1.93%	1.97%
Expenses net of fee waivers, if any	2.10% A	2.03% A	1.90%	1.84%	1.90%	1.93%	1.97%
Expenses net of all reductions	2.07% A	2.02% A	1.89%	1.82%	1.90%	1.92%	1.95%
Net investment income (loss)	(.61)% A	(.55)% A	(.34)%	(.92)%	(.36)%	(.65)%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,733	$ 38,739	$ 52,090	$ 52,825	$ 55,506	$ 152,514	$ 80,758
Portfolio turnover rate G	7% A	5% A	125% K	236%	171%	139%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended November 30. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011 G	2010 I	2009 I	2008 I	2007 I	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 16.77	$ 18.08	$ 15.15	$ 11.54	$ 21.24	$ 18.75	$ 16.51
Income from Investment Operations
Net investment income (loss) D	.04	.08	.12	.02	.12	.09	.08
Net realized and unrealized gain (loss)	4.28	(1.28)	2.81	3.74	(9.82)	2.40	2.16
Total from investment operations	4.32	(1.20)	2.93	3.76	(9.70)	2.49	2.24
Distributions from net investment income	(.03)	(.11)	-	(.15)	-	-	-
Distributions from net realized gain	(.02)	-	-	-	-	-	-
Total distributions	(.05)	(.11)	-	(.15)	-	-	-
Net asset value, end of period	$ 21.04	$ 16.77	$ 18.08	$ 15.15	$ 11.54	$ 21.24	$ 18.75
Total Return B,C	25.81%	(6.73)%	19.34%	32.95%	(45.67)%	13.28%	13.57%
Ratios to Average Net Assets E,H
Expenses before reductions	1.04% A	.98% A	.83%	.74%	.84%	.86%	.84%
Expenses net of fee waivers, if any	1.04% A	.98% A	.83%	.74%	.84%	.86%	.84%
Expenses net of all reductions	1.02% A	.97% A	.82%	.72%	.83%	.85%	.82%
Net investment income (loss)	.44% A	.50% A	.73%	.18%	.71%	.42%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 237,804	$ 239,355	$ 276,970	$ 182,658	$ 159,399	$ 134,487	$ 38,194
Portfolio turnover rate F	7% A	5% A	125% J	236%	171%	139%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended November 30. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Stock Selector All Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 113,969,583
Gross unrealized depreciation	(1,330,566)
Net unrealized appreciation (depreciation) on securities and other investments	$ 112,639,017

Tax cost	$ 501,982,728

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (75,252,950)
2017	(27,658,957)
2018	(42,129,650)
Total capital loss carryforward	$ (145,041,557)

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity Central Funds), other than short-term securities, aggregated $21,987,890 and $111,756,196, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26%

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 233,112	$ 1,527
Class T	.25%	.25%	284,030	1,424
Class B	.75%	.25%	70,106	52,604
Class C	.75%	.25%	208,212	9,398
			$ 795,460	$ 64,953

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,312
Class T	5,663
Class B*	11,929
Class C*	1,519
$ 35,423

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 265,094.28
Class T	158,151.28
Class B	21,135.30
Class C	61,706.30
Institutional Class	305,780.24
	$ 811,866

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which

Semiannual Report

6. Committed Line of Credit - continued

amounted to $1,328 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $63,591 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2012	Ten months ended September 30, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 219,998	$ 440,466	$ -
Class T	88,664	-	-
Institutional Class	470,672	1,626,627	-
Total	$ 779,334	$ 2,067,093	$ -

From net realized gain
Institutional Class	$ 207,649	$ -	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

Shares
	Six months ended March 31, 2012	Ten months ended September 30, 2011	Year ended November 30, 2010
Class A
Shares sold	897,083	1,313,938	1,821,852
Reinvestment of distributions	11,895	22,377	-
Shares redeemed	(1,401,789)	(2,722,690)	(3,988,375)
Net increase (decrease)	(492,811)	(1,386,375)	(2,166,523)
Class T
Shares sold	232,646	548,320	1,306,008
Reinvestment of distributions	4,909	-	-
Shares redeemed	(1,047,036)	(1,851,445)	(2,426,596)
Net increase (decrease)	(809,481)	(1,303,125)	(1,120,588)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

Shares
	Six months ended March 31, 2012	Ten months ended September 30, 2011	Year ended November 30, 2010
Class B
Shares sold	1,920	6,904	91,340
Shares redeemed	(110,041)	(269,897)	(499,407)
Net increase (decrease)	(108,121)	(262,993)	(408,067)
Class C
Shares sold	107,512	174,683	372,585
Shares redeemed	(354,545)	(791,178)	(995,517)
Net increase (decrease)	(247,033)	(616,495)	(622,932)
Institutional Class
Shares sold	1,166,942	1,654,437	6,236,791
Reinvestment of distributions	37,463	83,215	-
Shares redeemed	(4,169,463)	(2,786,208)	(2,979,041)
Net increase (decrease)	(2,965,058)	(1,048,556)	3,257,750
Dollars
	Six months ended March 31, 2012	Ten months ended September 30, 2011	Year ended November 30, 2010
Class A
Shares sold	$ 16,724,194	$ 25,454,738	$ 29,924,644
Reinvestment of distributions	211,367	420,047	-
Shares redeemed	(25,949,645)	(52,648,684)	(65,110,566)
Net increase (decrease)	$ (9,014,084)	$ (26,773,899)	$ (35,185,922)
Class T
Shares sold	$ 4,262,625	$ 10,366,356	$ 21,110,276
Reinvestment of distributions	85,473	-	-
Shares redeemed	(18,977,046)	(35,045,667)	(39,078,230)
Net increase (decrease)	$ (14,628,948)	$ (24,679,311)	$ (17,967,954)
Class B
Shares sold	$ 31,363	$ 125,738	$ 1,395,810
Shares redeemed	(1,907,016)	(4,864,971)	(7,692,461)
Net increase (decrease)	$ (1,875,653)	$ (4,739,233)	$ (6,296,651)
Class C
Shares sold	$ 1,868,381	$ 3,162,185	$ 5,727,790
Shares redeemed	(6,049,638)	(14,434,737)	(15,372,841)
Net increase (decrease)	$ (4,181,257)	$ (11,272,552)	$ (9,645,051)
Institutional Class
Shares sold	$ 22,013,667	$ 32,355,867	$ 102,947,961
Reinvestment of distributions	667,584	1,594,844	-
Shares redeemed	(82,271,025)	(55,588,341)	(49,639,730)
Net increase (decrease)	$ (59,589,774)	$ (21,637,630)	$ 53,308,231

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Proposed Reorganization.

The Board of Trustees of the Fund has approved an Agreement and Plan of Reorganization between the Fund and Fidelity Stock Selector All Cap Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange solely for the number of equivalent shares of Fidelity Stock Selector All Cap Fund having the same aggregate net asset value as the outstanding shares of the corresponding classes of the Fund on the day the reorganization is effective.

A meeting of shareholders of the Fund is expected to be held during the third quarter of 2012. If approved by shareholders, the reorganization is expected to become effective on or about October 26, 2012. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ARG-USAN-0512
1.786781.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector All Cap

Fund - Institutional Class

Semiannual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Note to shareholders	(Click Here)	Important information about the fund.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Note to shareholders

On March 14, 2012, the Board of Trustees approved a proposal to shareholders to merge Fidelity Advisor® Stock Selector All Cap Fund into Fidelity® Stock Selector All Cap Fund. Shareholders of Fidelity Advisor Stock Selector All Cap Fund are expected to meet on August 15, 2012, to vote on the proposal. If approved, the merger is expected to be completed on or about October 26, 2012.

The note above is not a solicitation of any proxy. More detailed information about the Reorganization will be contained in the proxy statement, which is expected to be available after June 18, 2012.

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Class A	1.33%
Actual		$ 1,000.00	$ 1,255.70	$ 7.50
Hypothetical A		$ 1,000.00	$ 1,018.35	$ 6.71
Class T	1.58%
Actual		$ 1,000.00	$ 1,254.30	$ 8.90
Hypothetical A		$ 1,000.00	$ 1,017.10	$ 7.97
Class B	2.10%
Actual		$ 1,000.00	$ 1,251.30	$ 11.82
Hypothetical A		$ 1,000.00	$ 1,014.50	$ 10.58
Class C	2.10%
Actual		$ 1,000.00	$ 1,250.30	$ 11.81
Hypothetical A		$ 1,000.00	$ 1,014.50	$ 10.58
Institutional Class	1.04%
Actual		$ 1,000.00	$ 1,258.10	$ 5.87
Hypothetical A		$ 1,000.00	$ 1,019.80	$ 5.25

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.5	2.1
Procter & Gamble Co.	1.8	2.0
Chevron Corp.	1.7	1.5
British American Tobacco PLC sponsored ADR	1.3	1.0
The Coca-Cola Co.	1.2	1.4
Microsoft Corp.	1.2	0.5
General Electric Co.	1.1	1.4
CVS Caremark Corp.	0.9	0.8
Citigroup, Inc.	0.9	0.8
Exxon Mobil Corp.	0.8	1.6
	14.4
Top Five Market Sectors as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.3	16.6
Financials	14.3	14.2
Energy	11.5	11.2
Health Care	11.2	11.5
Consumer Discretionary	10.5	10.3
At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 16.5% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in the underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	404,011	$ 59,882,445
Fidelity Consumer Staples Central Fund (b)	419,000	64,232,757
Fidelity Energy Central Fund (b)	566,170	70,323,966
Fidelity Financials Central Fund (b)	1,756,050	104,678,112
Fidelity Health Care Central Fund (b)	470,742	70,526,633
Fidelity Industrials Central Fund (b)	417,569	64,547,811
Fidelity Information Technology Central Fund (b)	624,459	120,401,859
Fidelity Materials Central Fund (b)	115,823	20,282,865
Fidelity Telecom Services Central Fund (b)	135,444	16,923,741
Fidelity Utilities Central Fund (b)	207,482	22,800,203
TOTAL EQUITY CENTRAL FUNDS (Cost $501,403,512)		614,600,392
Money Market Central Funds - 0.0%

Fidelity Cash Central Fund, 0.14% (a) (Cost $21,353)	21,353	21,353
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $501,424,865)		614,621,745
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(424,503)
NET ASSETS - 100%		$ 614,197,242
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25
Fidelity Consumer Discretionary Central Fund	481,106
Fidelity Consumer Staples Central Fund	929,620
Fidelity Energy Central Fund	623,149
Fidelity Financials Central Fund	460,468
Fidelity Health Care Central Fund	332,635
Fidelity Industrials Central Fund	536,346
Fidelity Information Technology Central Fund	253,173
Fidelity Materials Central Fund	207,802
Fidelity Telecom Services Central Fund	267,528
Fidelity Utilities Central Fund	388,951
Total	$ 4,480,803
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 51,294,752	$ 1,939,446	$ 8,282,428	$ 59,882,445	6.7%
Fidelity Consumer Staples Central Fund	66,633,590	986,261	13,769,058	64,232,757	7.5%
Fidelity Energy Central Fund	66,398,451	1,466,444	13,061,482	70,323,966	7.6%
Fidelity Financials Central Fund	86,558,503	5,648,408	14,819,206	104,678,112	7.1%
Fidelity Health Care Central Fund	70,699,379	1,255,055	15,556,966	70,526,633	7.0%
Fidelity Industrials Central Fund	59,339,579	537,683	12,877,620	64,547,811	6.9%
Fidelity Information Technology Central Fund	105,369,322	9,195,512	23,233,591	120,401,859	7.2%
Fidelity Materials Central Fund	18,256,588	209,373	3,643,580	20,282,865	6.4%
Fidelity Telecom Services Central Fund	18,411,070	267,528	3,924,233	16,923,741	7.5%
Fidelity Utilities Central Fund	23,608,689	482,180	2,588,032	22,800,203	7.3%
Total	$ 566,569,923	$ 21,987,890	$ 111,756,196	$ 614,600,392
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the pro-rata share of the investments of Fidelity's Equity Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.5%
United Kingdom	3.5%
Switzerland	1.8%
Brazil	1.3%
Netherlands	1.2%
Canada	1.1%
Ireland	1.1%
Others (Individually Less Than 1%)	6.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2012 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $501,424,865)		$ 614,621,745
Receivable for investments sold		377,980
Receivable for fund shares sold		195,187
Distributions receivable from Fidelity Central Funds		6
Prepaid expenses		899
Other receivables		40,789
Total assets		615,236,606

Liabilities
Payable for investments purchased	$ 27,861
Payable for fund shares redeemed	350,604
Accrued management fee	351,298
Transfer agent fee payable	135,706
Distribution and service plan fees payable	138,548
Other affiliated payables	19,023
Other payables and accrued expenses	16,324
Total liabilities		1,039,364

Net Assets		$ 614,197,242
Net Assets consist of:
Paid in capital		$ 651,214,990
Distributions in excess of net investment income		(294,399)
Accumulated undistributed net realized gain (loss) on investments		(149,920,229)
Net unrealized appreciation (depreciation) on investments		113,196,880
Net Assets		$ 614,197,242

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

March 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($201,117,964 ÷ 9,798,394 shares)	$ 20.53

Maximum offering price per share (100/94.25 of $20.53)	$ 21.78
Class T: Net Asset Value and redemption price per share ($117,137,852 ÷ 5,829,810 shares)	$ 20.09

Maximum offering price per share (100/96.50 of $20.09)	$ 20.82
Class B: Net Asset Value and offering price per share ($14,404,788 ÷ 755,465 shares)A	$ 19.07

Class C: Net Asset Value and offering price per share ($43,733,067 ÷ 2,285,677 shares)A	$ 19.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($237,803,571 ÷ 11,304,263 shares)	$ 21.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 4,480,803

Expenses
Management fee Basic fee	$ 1,713,568
Performance adjustment	538,204
Transfer agent fees	811,866
Distribution and service plan fees	795,460
Accounting fees and expenses	112,862
Custodian fees and expenses	244
Independent trustees' compensation	1,926
Registration fees	61,397
Audit	18,009
Legal	2,539
Miscellaneous	3,388
Total expenses before reductions	4,059,463
Expense reductions	(63,595)	3,995,868
Net investment income (loss)		484,935
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,051
Fidelity Central Funds	11,922,711
Total net realized gain (loss)		11,973,762
Change in net unrealized appreciation (depreciation) on investment securities		125,876,064
Net gain (loss)		137,849,826
Net increase (decrease) in net assets resulting from operations		$ 138,334,761

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Ten months ended September 30, 2011	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 484,935	$ 1,181,849	$ 2,401,728
Net realized gain (loss)	11,973,762	18,230,919	(27,317,341)
Change in net unrealized appreciation (depreciation)	125,876,064	(52,665,501)	137,519,042
Net increase (decrease) in net assets resulting from operations	138,334,761	(33,252,733)	112,603,429
Distributions to shareholders from net investment income	(779,334)	(2,067,093)	-
Distributions to shareholders from net realized gain	(207,649)	-	-
Total distributions	(986,983)	(2,067,093)	-
Share transactions - net increase (decrease)	(89,289,716)	(89,102,625)	(15,787,347)
Total increase (decrease) in net assets	48,058,062	(124,422,451)	96,816,082

Net Assets
Beginning of period	566,139,180	690,561,631	593,745,549
End of period (including distributions in excess of net investment income of $294,399, undistributed net investment income of $0 and undistributed net investment income of $246,014, respectively)	$ 614,197,242	$ 566,139,180	$ 690,561,631

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 J	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 16.37	$ 17.62	$ 14.81	$ 11.26	$ 20.79	$ 18.41	$ 16.27
Income from Investment Operations
Net investment income (loss) E	.01	.03	.07	(.02)	.06	.02	.02
Net realized and unrealized gain (loss)	4.17	(1.24)	2.74	3.65	(9.59)	2.36	2.12
Total from investment operations	4.18	(1.21)	2.81	3.63	(9.53)	2.38	2.14
Distributions from net investment income	(.02)	(.04)	-	(.08)	-	-	-
Net asset value, end of period	$ 20.53	$ 16.37	$ 17.62	$ 14.81	$ 11.26	$ 20.79	$ 18.41
Total Return B,C,D	25.57%	(6.91)%	18.97%	32.42%	(45.84)%	12.93%	13.15%
Ratios to Average Net Assets F,I
Expenses before reductions	1.33% A	1.28% A	1.15%	1.09%	1.17%	1.20%	1.23%
Expenses net of fee waivers, if any	1.33% A	1.28% A	1.15%	1.09%	1.17%	1.20%	1.23%
Expenses net of all reductions	1.31% A	1.26% A	1.14%	1.08%	1.16%	1.19%	1.20%
Net investment income (loss)	.15% A	.20% A	.41%	(.17)%	.38%	.08%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 201,118	$ 168,428	$ 205,797	$ 205,019	$ 192,603	$ 417,442	$ 167,868
Portfolio turnover rate G	7% A	5% A	125% K	236%	171%	139%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended November 30. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 J	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 16.03	$ 17.27	$ 14.55	$ 11.03	$ 20.42	$ 18.13	$ 16.06
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	.03	(.05)	.02	(.03)	(.03)
Net realized and unrealized gain (loss)	4.08	(1.23)	2.69	3.59	(9.41)	2.32	2.10
Total from investment operations	4.07	(1.24)	2.72	3.54	(9.39)	2.29	2.07
Distributions from net investment income	(.01)	-	-	(.02)	-	-	-
Net asset value, end of period	$ 20.09	$ 16.03	$ 17.27	$ 14.55	$ 11.03	$ 20.42	$ 18.13
Total Return B,C,D	25.43%	(7.18)%	18.69%	32.17%	(45.98)%	12.63%	12.89%
Ratios to Average Net Assets F,I
Expenses before reductions	1.58% A	1.53% A	1.40%	1.34%	1.41%	1.43%	1.47%
Expenses net of fee waivers, if any	1.58% A	1.52% A	1.40%	1.34%	1.41%	1.43%	1.47%
Expenses net of all reductions	1.56% A	1.51% A	1.39%	1.33%	1.40%	1.42%	1.45%
Net investment income (loss)	(.10)% A	(.04)% A	.16%	(.42)%	.13%	(.15)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 117,138	$ 106,453	$ 137,132	$ 131,822	$ 120,083	$ 301,521	$ 224,550
Portfolio turnover rate G	7% A	5% A	125% K	236%	171%	139%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended November 30. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 J	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 15.24	$ 16.49	$ 13.96	$ 10.62	$ 19.76	$ 17.64	$ 15.71
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.05)	(.11)	(.06)	(.13)	(.11)
Net realized and unrealized gain (loss)	3.88	(1.16)	2.58	3.45	(9.08)	2.25	2.04
Total from investment operations	3.83	(1.25)	2.53	3.34	(9.14)	2.12	1.93
Net asset value, end of period	$ 19.07	$ 15.24	$ 16.49	$ 13.96	$ 10.62	$ 19.76	$ 17.64
Total Return B,C,D	25.13%	(7.58)%	18.12%	31.45%	(46.26)%	12.02%	12.29%
Ratios to Average Net Assets F,I
Expenses before reductions	2.10% A	2.06% A	1.91%	1.85%	1.93%	1.98%	2.01%
Expenses net of fee waivers, if any	2.10% A	2.05% A	1.91%	1.85%	1.93%	1.98%	2.00%
Expenses net of all reductions	2.08% A	2.03% A	1.90%	1.83%	1.92%	1.98%	1.97%
Net investment income (loss)	(.62)% A	(.57)% A	(.35)%	(.93)%	(.39)%	(.70)%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,405	$ 13,164	$ 18,572	$ 21,422	$ 21,846	$ 60,846	$ 66,973
Portfolio turnover rate G	7% A	5% A	125% K	236%	171%	139%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended November 30. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011 H	2010 J	2009 J	2008 J	2007 J	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 15.30	$ 16.54	$ 14.00	$ 10.66	$ 19.82	$ 17.68	$ 15.74
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	(.05)	(.11)	(.06)	(.12)	(.11)
Net realized and unrealized gain (loss)	3.88	(1.16)	2.59	3.45	(9.10)	2.26	2.05
Total from investment operations	3.83	(1.24)	2.54	3.34	(9.16)	2.14	1.94
Net asset value, end of period	$ 19.13	$ 15.30	$ 16.54	$ 14.00	$ 10.66	$ 19.82	$ 17.68
Total Return B,C,D	25.03%	(7.50)%	18.14%	31.33%	(46.22)%	12.10%	12.33%
Ratios to Average Net Assets F,I
Expenses before reductions	2.10% A	2.04% A	1.90%	1.84%	1.90%	1.93%	1.97%
Expenses net of fee waivers, if any	2.10% A	2.03% A	1.90%	1.84%	1.90%	1.93%	1.97%
Expenses net of all reductions	2.07% A	2.02% A	1.89%	1.82%	1.90%	1.92%	1.95%
Net investment income (loss)	(.61)% A	(.55)% A	(.34)%	(.92)%	(.36)%	(.65)%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,733	$ 38,739	$ 52,090	$ 52,825	$ 55,506	$ 152,514	$ 80,758
Portfolio turnover rate G	7% A	5% A	125% K	236%	171%	139%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended November 30. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended March 31, 2012	Years ended September 30,
	(Unaudited)	2011 G	2010 I	2009 I	2008 I	2007 I	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 16.77	$ 18.08	$ 15.15	$ 11.54	$ 21.24	$ 18.75	$ 16.51
Income from Investment Operations
Net investment income (loss) D	.04	.08	.12	.02	.12	.09	.08
Net realized and unrealized gain (loss)	4.28	(1.28)	2.81	3.74	(9.82)	2.40	2.16
Total from investment operations	4.32	(1.20)	2.93	3.76	(9.70)	2.49	2.24
Distributions from net investment income	(.03)	(.11)	-	(.15)	-	-	-
Distributions from net realized gain	(.02)	-	-	-	-	-	-
Total distributions	(.05)	(.11)	-	(.15)	-	-	-
Net asset value, end of period	$ 21.04	$ 16.77	$ 18.08	$ 15.15	$ 11.54	$ 21.24	$ 18.75
Total Return B,C	25.81%	(6.73)%	19.34%	32.95%	(45.67)%	13.28%	13.57%
Ratios to Average Net Assets E,H
Expenses before reductions	1.04% A	.98% A	.83%	.74%	.84%	.86%	.84%
Expenses net of fee waivers, if any	1.04% A	.98% A	.83%	.74%	.84%	.86%	.84%
Expenses net of all reductions	1.02% A	.97% A	.82%	.72%	.83%	.85%	.82%
Net investment income (loss)	.44% A	.50% A	.73%	.18%	.71%	.42%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 237,804	$ 239,355	$ 276,970	$ 182,658	$ 159,399	$ 134,487	$ 38,194
Portfolio turnover rate F	7% A	5% A	125% J	236%	171%	139%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended November 30. J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Stock Selector All Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 113,969,583
Gross unrealized depreciation	(1,330,566)
Net unrealized appreciation (depreciation) on securities and other investments	$ 112,639,017

Tax cost	$ 501,982,728

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At September 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (75,252,950)
2017	(27,658,957)
2018	(42,129,650)
Total capital loss carryforward	$ (145,041,557)

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity Central Funds), other than short-term securities, aggregated $21,987,890 and $111,756,196, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26%

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 233,112	$ 1,527
Class T	.25%	.25%	284,030	1,424
Class B	.75%	.25%	70,106	52,604
Class C	.75%	.25%	208,212	9,398
			$ 795,460	$ 64,953

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,312
Class T	5,663
Class B*	11,929
Class C*	1,519
$ 35,423

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 265,094.28
Class T	158,151.28
Class B	21,135.30
Class C	61,706.30
Institutional Class	305,780.24
	$ 811,866

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which

Semiannual Report

6. Committed Line of Credit - continued

amounted to $1,328 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $63,591 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2012	Ten months ended September 30, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 219,998	$ 440,466	$ -
Class T	88,664	-	-
Institutional Class	470,672	1,626,627	-
Total	$ 779,334	$ 2,067,093	$ -

From net realized gain
Institutional Class	$ 207,649	$ -	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

Shares
	Six months ended March 31, 2012	Ten months ended September 30, 2011	Year ended November 30, 2010
Class A
Shares sold	897,083	1,313,938	1,821,852
Reinvestment of distributions	11,895	22,377	-
Shares redeemed	(1,401,789)	(2,722,690)	(3,988,375)
Net increase (decrease)	(492,811)	(1,386,375)	(2,166,523)
Class T
Shares sold	232,646	548,320	1,306,008
Reinvestment of distributions	4,909	-	-
Shares redeemed	(1,047,036)	(1,851,445)	(2,426,596)
Net increase (decrease)	(809,481)	(1,303,125)	(1,120,588)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

Shares
	Six months ended March 31, 2012	Ten months ended September 30, 2011	Year ended November 30, 2010
Class B
Shares sold	1,920	6,904	91,340
Shares redeemed	(110,041)	(269,897)	(499,407)
Net increase (decrease)	(108,121)	(262,993)	(408,067)
Class C
Shares sold	107,512	174,683	372,585
Shares redeemed	(354,545)	(791,178)	(995,517)
Net increase (decrease)	(247,033)	(616,495)	(622,932)
Institutional Class
Shares sold	1,166,942	1,654,437	6,236,791
Reinvestment of distributions	37,463	83,215	-
Shares redeemed	(4,169,463)	(2,786,208)	(2,979,041)
Net increase (decrease)	(2,965,058)	(1,048,556)	3,257,750
Dollars
	Six months ended March 31, 2012	Ten months ended September 30, 2011	Year ended November 30, 2010
Class A
Shares sold	$ 16,724,194	$ 25,454,738	$ 29,924,644
Reinvestment of distributions	211,367	420,047	-
Shares redeemed	(25,949,645)	(52,648,684)	(65,110,566)
Net increase (decrease)	$ (9,014,084)	$ (26,773,899)	$ (35,185,922)
Class T
Shares sold	$ 4,262,625	$ 10,366,356	$ 21,110,276
Reinvestment of distributions	85,473	-	-
Shares redeemed	(18,977,046)	(35,045,667)	(39,078,230)
Net increase (decrease)	$ (14,628,948)	$ (24,679,311)	$ (17,967,954)
Class B
Shares sold	$ 31,363	$ 125,738	$ 1,395,810
Shares redeemed	(1,907,016)	(4,864,971)	(7,692,461)
Net increase (decrease)	$ (1,875,653)	$ (4,739,233)	$ (6,296,651)
Class C
Shares sold	$ 1,868,381	$ 3,162,185	$ 5,727,790
Shares redeemed	(6,049,638)	(14,434,737)	(15,372,841)
Net increase (decrease)	$ (4,181,257)	$ (11,272,552)	$ (9,645,051)
Institutional Class
Shares sold	$ 22,013,667	$ 32,355,867	$ 102,947,961
Reinvestment of distributions	667,584	1,594,844	-
Shares redeemed	(82,271,025)	(55,588,341)	(49,639,730)
Net increase (decrease)	$ (59,589,774)	$ (21,637,630)	$ 53,308,231

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Proposed Reorganization.

The Board of Trustees of the Fund has approved an Agreement and Plan of Reorganization between the Fund and Fidelity Stock Selector All Cap Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange solely for the number of equivalent shares of Fidelity Stock Selector All Cap Fund having the same aggregate net asset value as the outstanding shares of the corresponding classes of the Fund on the day the reorganization is effective.

A meeting of shareholders of the Fund is expected to be held during the third quarter of 2012. If approved by shareholders, the reorganization is expected to become effective on or about October 26, 2012. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ARGI-USAN-0512
1.786782.109

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 23, 2012